Trading properties (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Beginning		$ 15,453	$ 12,356
IFRS 15 adjustment		(5,825)
Additions		2,564	3,395
Currency translation adjustment		(944)	3,038
Transfers		37	(371)
Impairment		(32)
Capitalized finance costs		12	17
Disposals		(5,403)	(2,982)
Ending		5,862	15,453
Completed Properties [Member]
Disclosure of financial assets [line items]
Beginning		4,090	1,642
IFRS 15 adjustment		(1,090)
Additions			25
Currency translation adjustment		(443)	916
Transfers		2,428	2,545
Impairment
Capitalized finance costs
Disposals		(3,106)	(1,038)
Ending		1,879	4,090
Properties Under Development [Member]
Disclosure of financial assets [line items]
Beginning	[1]	8,483	8,454
IFRS 15 adjustment	[1]	(4,735)
Additions	[1]	2,521	2,961
Currency translation adjustment	[1]	(349)	1,644
Transfers	[1]	(1,961)	(2,729)
Impairment	[1]
Capitalized finance costs	[1]	12	17
Disposals	[1]	(2,297)	(1,864)
Ending	[1]	1,674	8,483
Undeveloped Properties [Member]
Disclosure of financial assets [line items]
Beginning		2,880	2,260
IFRS 15 adjustment
Additions		43	409
Currency translation adjustment		(152)	478
Transfers		(430)	(187)
Impairment		(32)
Capitalized finance costs
Disposals			(80)
Ending		$ 2,309	$ 2,880

[1]	Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to Ps. 407 and Ps. 407 as of June 30, 2019 and 2018, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to Ps. 432 and Ps. 578, respectively. Both projects are expected to be completed in 2029.